Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
1 / June 2023
Issues
Maturity
Date
Principal
Amount Value
BONDS – 111.27%
ASSET-BACKED SECURITIES — 13.43%**
Access Group, Inc.,
Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.70%)
5.85% 07/25/56
1,2
$ 880,217 $ 859,522
American Credit Acceptance Receivables Trust,
Series 2019-3, Class F
5.42% 05/12/26
1
7,780,000 7,766,474
American Credit Acceptance Receivables Trust,
Series 2019-4, Class D
2.97% 12/12/25
1
234,691 233,650
American Credit Acceptance Receivables Trust,
Series 2020-3, Class D
2.40% 06/15/26
1
1,700,000 1,674,070
AmeriCredit Automobile Receivables Trust,
Series 2019-1, Class D
3.62% 03/18/25 4,610,000 4,585,163
AmeriCredit Automobile Receivables Trust,
Series 2020-1, Class D
1.80% 12/18/25 6,065,000 5,801,028
AmeriCredit Automobile Receivables Trust,
Series 2020-3, Class D
1.49% 09/18/26 2,587,000 2,394,416
AMMC CLO XIII Ltd.,
Series 2013-13A, Class A1R2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.05%)
6.32% 07/24/29
1,2,3
2,690,364 2,678,446
Barings CLO Ltd.,
Series 2018-3A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
6.20% 07/20/29
1,2,3
1,623,235 1,612,440
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.45%)
5.60% 04/25/35
1,2
90,903 85,839
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
6.26% 10/27/36
2
3,921,878 3,901,368
Canyon Capital CLO Ltd.,
Series 2021-1A, Class X
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
6.06% 04/15/34
1,2,3
225,000 224,892
Carmax Auto Owner Trust,
Series 2019-4, Class C
2.60% 09/15/25 3,270,000 3,217,291
Carvana Auto Receivables Trust,
Series 2021-N2, Class D
1.27% 03/10/28 3,760,557 3,591,172
CF Hippolyta Issuer, LLC,
Series 2020-1, Class A1
1.69% 07/15/60
1
8,274,958 7,400,229
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Dryden 30 Senior Loan Fund,
Series 2013-30A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
6.14% 11/15/28
1,2,3
$ 2,002,380 $ 1,983,698
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
5.95% 04/26/32
1,2
3,335,455 3,303,887
Exeter Automobile Receivables Trust,
Series 2021-3A, Class C
0.96% 10/15/26 11,395,000 10,963,895
Flagship Credit Auto Trust,
Series 2019-4, Class D
3.12% 01/15/26
1
2,967,000 2,874,993
GLS Auto Receivables Issuer Trust,
Series 2020-3A, Class D
2.27% 05/15/26
1
4,000,000 3,902,435
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
5.85% 08/25/42
2
1,275,788 1,137,983
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A, Class AR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.11%)
6.41% 10/29/29
1,2,3
2,563,014 2,549,712
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
2,782,690 2,499,834
JPMorgan Chase Bank N.A. - CACLN,
Series 2021-1, Class C
1.02% 09/25/28
1
512,458 497,018
LCM XXIV Ltd.,
Series 24A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.98%)
6.23% 03/20/30
1,2,3
3,928,647 3,893,290
Madison Park Funding XIX Ltd.,
Series 2015-19A, Class A1R2
(Cayman Islands)
(LIBOR USD 3-Month plus 0.92%)
6.19% 01/22/28
1,2,3
5,133,982 5,091,986
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class AR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.00%)
6.26% 07/21/30
1,2,3
10,431,135 10,352,536
Magnetite VII Ltd.,
Series 2012-7A, Class A1R2
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
6.06% 01/15/28
1,2,3
4,246,932 4,225,017
Navient Private Education Refi Loan Trust,
Series 2021-CA, Class A
1.06% 10/15/69
1
932,286 804,889

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust,
Series 2021-FA, Class A
1.11% 02/18/70
1
$ 2,927,470 $ 2,448,499
Navient Student Loan Trust,
Series 2015-2, Class A3
(LIBOR USD 1-Month plus 0.57%)
5.72% 11/26/40
2
3,385,966 3,296,840
Navient Student Loan Trust,
Series 2017-2A, Class A
(LIBOR USD 1-Month plus 1.05%)
6.20% 12/27/66
1,2
2,170,044 2,149,407
Nelnet Student Loan Trust,
Series 2013-1A, Class A
(LIBOR USD 1-Month plus 0.60%)
5.75% 06/25/41
1,2
1,268,561 1,238,543
Nelnet Student Loan Trust,
Series 2014-5A, Class A
(LIBOR USD 1-Month plus 0.55%)
5.70% 07/25/46
1,2
4,205,758 4,096,807
NYACK Park CLO Ltd.,
Series 2021-1A, Class X
(Cayman Islands)
(LIBOR USD 3-Month plus 0.65%)
5.90% 10/20/34
1,2,3
1,171,875 1,155,691
OCP CLO Ltd.,
Series 2017-14A, Class A1A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
6.53% 11/20/30
1,2,3
1,989,733 1,977,198
Palmer Square CLO Ltd.,
Series 2018-1A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.03%)
6.29% 04/18/31
1,2,3
2,075,000 2,059,168
Palmer Square Loan Funding Ltd.,
Series 2021-2A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
6.18% 05/20/29
1,2,3
999,735 990,907
PHEAA Student Loan Trust,
Series 2016-1A, Class A
(LIBOR USD 1-Month plus 1.15%)
6.30% 09/25/65
1,2
4,082,214 4,051,904
Progress Residential Trust,
Series 2020-SFR3, Class F
2.80% 10/17/27
1
6,980,000 6,270,349
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class A
2.83% 10/25/52
1
3,392,540 3,170,580
Reese Park CLO Ltd.,
Series 2020-1A, Class XR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
6.16% 10/15/34
1,2,3
1,583,333 1,572,551
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
6.44% 10/20/30
1,2,3
$ 1,669,063 $ 1,655,894
Santander Bank Auto Credit-Linked Notes,
Series 2022-B, Class E
8.68% 08/16/32
1
3,097,939 3,038,503
Santander Drive Auto Receivables Trust,
Series 2020-4, Class D
1.48% 01/15/27 3,835,000 3,708,310
Santander Drive Auto Receivables Trust,
Series 2021-3, Class C
0.95% 09/15/27 1,988,888 1,948,893
Santander Drive Auto Receivables Trust,
Series 2021-3, Class D
1.33% 09/15/27 6,260,000 5,848,626
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5,6
5,908,591 5,201,107
SLC Student Loan Trust,
Series 2007-1, Class A4
(LIBOR USD 3-Month plus 0.06%)
5.38% 05/15/29
2
1,335,766 1,327,271
SLM Student Loan Trust,
Series 2008-4, Class A4
(LIBOR USD 3-Month plus 1.65%)
6.91% 07/25/22
2
2,619,866 2,603,995
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
6.36% 07/25/23
2
1,918,250 1,886,255
SLM Student Loan Trust,
Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
5.85% 01/25/29
2
1,730,021 1,662,731
SLM Student Loan Trust,
Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
5.70% 06/25/27
2
1,956,831 1,900,201
SLM Student Loan Trust,
Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.60%)
5.75% 02/26/29
2
3,127,103 3,001,149
Stack Infrastructure Issuer LLC,
Series 2019-2A, Class A2
3.08% 10/25/44
1
5,000,000 4,762,851
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
2,800,000 2,587,301
Tricon American Homes Trust,
Series 2017-SFR2, Class A
2.93% 01/17/36
1
9,322,644 9,147,783
Tricon American Homes Trust,
Series 2017-SFR2, Class B
3.28% 01/17/36

9,017,000 8,853,956

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
3 / June 2023
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Vantage Data Centers Issuer LLC,
Series 2019-1A, Class A2
3.19% 07/15/44
1
$ 3,846,667 $ 3,708,596
Voya CLO,
Series 2017-2A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 0.98%)
6.24% 06/07/30
1,2,3
7,629,693 7,576,583
World Omni Auto Receivables Trust,
Series 2021-D, Class B
1.52% 11/15/27 5,325,000 4,832,160
Total Asset-Backed Securities
(Cost $214,169,136) 209,837,782
BANK LOANS — 2.35%*
Communications — 0.16%
Charter Communications Operating LLC,
Term Loan B2, 1st Lien
(SOFR plus 1.75%)
6.80% 02/01/27
2
241,228 240,072
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
7.69% 04/15/27
2
243,703 213,609
Frontier Communications Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.62% 05/01/28
2
110,163 107,049
Intelsat Jackson Holdings SA,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 4.40%)
9.44% 02/01/29
2,3
708,330 706,368
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.19% 03/09/27
2
1,462,632 1,153,285
2,420,383
Consumer Discretionary — 0.21%
City Brewing Co. LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.32% 04/05/28
2
117,253 77,387
Hilton Worldwide Finance LLC,
Term Loan B2, 1st Lien
(SOFR plus 1.75%)
6.94% 06/22/26
2
67,922 67,946
Naked Juice, LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.25%)
8.45% - 8.59% 01/24/29
2,3
1,235,019 1,153,341
Term Loan, 2nd Lien
(SOFR plus 6.10%)
11.00% 01/24/30
2
136,414 109,574
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Discretionary (continued)
Osmosis Buyer Ltd.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.90% 07/31/28
2
$ 376,557 $ 370,156
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.00% 10/01/26
2
1,547,299 1,541,504
3,319,908
Entertainment — 0.06%
Alpha Topco Ltd. - Delta 2 (Lux) Sarl,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.05% 01/15/30
2
29,788 29,829
Crown Finance U.S., Inc.,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(SOFR plus 10.10%)
15.19% - 15.24% 09/07/23
2,3
43,577 44,104
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.85%)
7.01% 08/01/27
2
608,538 598,269
William Morris Endeavor Entertainment LLC,
Term Loan B1, 1st Lien
(LIBOR plus 2.75%)
7.95% 05/16/25
2
313,690 313,470
985,672
Finance — 0.16%
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.99% 04/09/27
2
439,127 427,286
Delos Finance SARL,
Term Loan, 1st Lien (Luxembourg)
(LIBOR plus 1.75%)
7.26% 10/06/23
2,3
86,864 86,919
Jane Street Group LLC,
Term Loan B, 1st Lien
(SOFR plus 2.86%)
7.97% 01/26/28
2
736,776 735,792
Mozart Borrower, LP,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.38% 10/23/28
2
731,129 723,588
Setanta Aircraft Leasing DAC,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
7.54% 11/06/28
2
515,000 515,690
2,489,275
Food — 0.08%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.97% 10/01/25
2
24,337 22,494

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 4
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Food (continued)
Chobani LLC,
Term Loan B, 1st Lien
(SOFR plus 3.61%)
8.42% 10/25/27
2
$ 815,747 $ 813,365
H-Food Holdings LLC,
Term Loan, 1st Lien
(LIBOR plus 3.69%)
9.27% 05/23/25
2
45,591 40,263
Hostess Brands LLC,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.64% 06/21/30
2
414,717 414,458
1,290,580
Gaming — 0.06%
Golden Nugget, LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.13% 01/26/29
2
453,554 448,499
Scientific Games International, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.10%)
8.25% 04/13/29
2,3
470,290 470,400
918,899
Health Care — 0.37%
Bausch + Lomb Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.59% 05/10/27
2
41,816 40,666
Genesee & Wyoming, Inc.,
Term Loan, 1st Lien
(SOFR plus 2.00%)
7.24% 12/30/26
2
192,207 192,257
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.15%)
7.41% 11/15/27
2
1,556,389 1,534,016
Horizon Therapeutics USA, Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 2.00%)
7.06% 05/22/26
2
1,000,000 999,820
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
6.84% 03/15/28
2
329,452 328,894
ICON Luxembourg SARL,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 2.51%)
7.75% 07/03/28
2,3
247,900 248,210
Jazz Financing Lux SARL,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
8.76% 05/05/28
2
469,990 469,863
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Organon & Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
7.75% 06/02/28
2
$ 910,474 $ 911,471
Peraton Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
8.98% 02/01/28
2
566,828 558,023
Perrigo Investments LLC,
Term Loan B, 1st Lien
(SOFR plus 2.35%)
7.15% 04/20/29
2
495,000 491,906
PRA Health Sciences, Inc.,
Term Loan, 1st Lien
(SOFR plus 2.51%)
7.58% 07/03/28
2
61,764 61,842
5,836,968
Industrials — 0.32%
AZZ, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.35%)
8.91% 05/14/29
2
524,925 525,910
Berry Global, Inc.,
Term Loan Z, 1st Lien
(LIBOR plus 1.75%)
6.51% 07/01/26
2
2,784,822 2,784,849
DIRECTV Financing LLC,
Term Loan, 1st Lien
(SOFR plus 5.00%)
10.18% 08/02/27
2
959,513 940,188
Filtration Group Corp.,
Term Loan, 1st Lien
(SOFR plus 4.36%)
9.45% 10/21/28
2
79,766 79,856
II-VI, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.86%)
7.38% 07/02/29
2
137,082 137,039
Patriot Container Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.05% 03/20/25
2
24,336 22,563
TransDigm, Inc.,
Term Loan I, 1st Lien
(SOFR plus 3.25%)
8.49% 08/24/28
2
456,882 457,147
4,947,552
Information Technology — 0.50%
AppLovin Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.45% 08/15/25
2
848,564 849,294

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
5 / June 2023
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Arches Buyer, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.25%)
8.48% 12/06/27
2
$ 125,340 $ 121,188
AthenaHealth Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.25% 02/15/29
2,3,7
493,558 476,284
Azalea Topco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
8.98% 07/24/26
2
486,288 474,130
Central Parent, Inc.,
Term Loan, 1st Lien (Canada)
(SOFR plus 4.25%)
9.15% 07/06/29
2,3
346,096 345,532
Entegris, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.85% - 7.99% 07/06/29
2
140,570 139,691
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.72% 10/01/27
2
641,772 632,948
IQVIA, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
7.29% 06/11/25
2
287,857 288,128
MH Sub I LLC,
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.35% 04/25/28
2
174,600 167,747
NCR Corp.,
Term Loan, 1st Lien
(LIBOR plus 2.50%)
7.78% 08/28/26
2
442,782 442,228
NortonLifeLock, Inc.,
Term Loan A, 1st Lien
(SOFR plus 1.75%)
7.05% 09/10/27
2
586,105 574,386
Open Text Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.74% 08/24/29
2
71,094 71,494
Term Loan, 1st Lien (Canada)
(LIBOR plus 1.75%)
7.25% 05/30/25
2,3
135,486 135,693
(SOFR plus 3.60%)
8.74% 01/31/30
2,3
173,661 174,638
Oracle Corp.,
Term Loan 1, 1st Lien
(SOFR plus 0.60%)
6.46% 08/16/27
2
1,027,972 1,022,832
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Prime Security Services Borrower LLC,
Term Loan B1, 1st Lien
(LIBOR plus 2.75%)
7.94% 09/23/26
2
$ 248,058 $ 248,298
RealPage, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.19% 04/24/28
2
605,104 592,775
Renaissance Holding Corp.,
Term Loan, 1st Lien
(SOFR plus 4.75%)
4.99% 04/07/30
2
80,182 79,349
Sophia LP,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
9.04% 10/07/27
2
583,017 577,673
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
9.23% 03/03/28
2
167,664 144,730
SS&C Technologies Holdings, Inc.,
Term Loan B5, 1st Lien
(SOFR plus 1.75%)
6.97% 04/16/25
2
199,453 199,486
7,758,524
Insurance — 0.07%
Acrisure LLC,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
8.67% 02/15/27
2
458,270 446,036
Asurion LLC,
Term Loan B10, 1st Lien
(SOFR plus 4.10%)
8.91% 08/19/28
2
496,250 470,971
Term Loan B7, 1st Lien
(LIBOR plus 3.00%)
7.84% 11/03/24
2
161,573 161,612
1,078,619
Materials — 0.00%
Chemours Co. (The),
Term Loan B2, 1st Lien
(SOFR plus 1.85%)
6.98% 04/03/25
2
60,437 60,097
Retail — 0.10%
American Airlines, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.75%)
10.00% 04/20/28
2
113,328 115,898
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
7.42% 02/19/28
2
193,570 192,119

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 6
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Retail (continued)
KFC Holding Co.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
6.90% 03/15/28
2
$ 196,258 $ 194,958
Whatabrands LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.36%)
8.47% 08/03/28
2
985,000 980,459
1,483,434
Services — 0.25%
Amentum Government Services Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 4.11%)
8.63% 01/29/27
2
155,453 153,510
Amentum Government Services Holdings, LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.82% 02/15/29
2
1,477,538 1,447,987
Corp. Service Co.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.45% 11/02/29
2
477,500 478,873
Element Materials Technology Group U.S. Holdings, Inc.,
Delayed-Draw Term Loan B, 1st Lien
(SOFR plus 4.35%)
9.59% 06/22/29
2
265,939 261,285
Term Loan B, 1st Lien
(SOFR plus 4.35%)
9.42% 06/22/29
2
576,202 566,118
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
8.94% 12/15/28
2
540,975 534,383
Safe Fleet Holdings, LLC,
Term Loan, 1st Lien
(SOFR plus 3.85%)
8.93% 02/23/29
2
229,079 229,222
Trans Union LLC,
Term Loan B6, 1st Lien (Luxembourg)
(SOFR plus 2.25%)
7.47% 12/01/28
2,3
135,640 135,477
TruGreen LP,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
9.20% 11/02/27
2
169,107 156,085
3,962,940
Transportation — 0.01%
United Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.56% 04/21/28
2
101,599 101,712
Total Bank Loans
(Cost $36,558,086) 36,654,563
Issues
Maturity
Date
Principal
Amount Value
CORPORATES — 29.39%*
Banking — 10.09%
Bank of America Corp.
1.73% 07/22/27
6
$ 1,549,000 $ 1,383,185
3.42% 12/20/28
6
5,370,000 4,942,234
Bank of America Corp.
(GMTN)
3.59% 07/21/28
6
2,680,000 2,498,026
Bank of America Corp.
(MTN)
0.98% 09/25/25
6
11,840,000 11,130,383
1.32% 06/19/26
6
7,263,000 6,652,166
2.55% 02/04/28
6
4,275,000 3,861,403
DNB Bank ASA
(Norway)
0.86% 09/30/25
1,3,6
8,340,000 7,825,191
HSBC Holdings PLC
(United Kingdom)
0.98% 05/24/25
3,6
2,510,000 2,388,314
2.01% 09/22/28
3,6
20,105,000 17,247,885
ING Groep NV
(Netherlands)
3.87% 03/28/26
3,6
645,000 619,886
JPMorgan Chase & Co.
0.97% 06/23/25
6
16,520,000 15,684,356
2.18% 06/01/28
6
879,000 781,836
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,6
2,175,000 1,925,862
3.57% 11/07/28
3,6
175,000 158,747
Macquarie Group Ltd.
(Australia)
1.20% 10/14/25
1,3,6
3,380,000 3,171,024
1.34% 01/12/27
1,3,6
3,425,000 3,050,311
PNC Financial Services Group, Inc. (The)
5.58% 06/12/29
6
830,000 826,693
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,6
11,000,000 10,536,106
Santander UK PLC
(United Kingdom)
5.00% 11/07/23
1,3
1,000,000 994,718
U.S. Bancorp
4.65% 02/01/29
6
5,365,000 5,130,697
UBS Group AG
(Switzerland)
1.31% 02/02/27
1,3,6
5,545,000 4,854,370
2.13% 10/13/26
3,6
2,000,000 2,032,973
2.59% 09/11/25
1,3,6
9,715,000 9,257,929
3.87% 01/12/29
1,3,6
2,605,000 2,350,325
4.28% 01/09/28
1,3
5,375,000 4,971,875
7.75% 03/01/29
3,6
1,160,000 1,404,401
Wells Fargo & Co.
(MTN)
2.39% 06/02/28
6
2,000,000 1,783,671
3.53% 03/24/28
6
32,200,000 30,119,252
157,583,819

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
7 / June 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications — 0.87%
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.91% 07/23/25 $ 1,720,000 $ 1,687,763
Cox Communications, Inc.
3.15% 08/15/24
1
1,199,000 1,162,080
7.63% 06/15/25 900,000 913,848
Frontier Communications Holdings LLC
8.63% 03/15/31
1
12,000 11,621
Qwest Corp.
7.25% 09/15/25 4,665,000 4,548,375
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
5.15% 03/20/28
1
983,250 973,136
T-Mobile USA, Inc.
3.75% 04/15/27 4,515,000 4,278,774
13,575,597
Consumer Discretionary — 1.66%
BAT Capital Corp.
3.56% 08/15/27 9,265,000 8,531,819
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
1,3
1,106,000 1,069,485
3.50% 07/26/26
1,3
5,205,000 4,838,345
JDE Peet's NV
(Netherlands)
0.80% 09/24/24
1,3
935,000 877,219
WarnerMedia Holdings, Inc.
3.76% 03/15/27 11,400,000 10,641,694
25,958,562
Diversified REITs — 1.30%
Digital Euro Finco LLC
2.63% 04/15/24 7,715,000 8,236,610
GLP Capital LP/GLP Financing II, Inc.
3.35% 09/01/24 1,197,000 1,160,013
4.00% 01/15/30 1,750,000 1,524,598
5.30% 01/15/29 2,179,000 2,064,602
VICI Properties LP
4.95% 02/15/30 40,000 37,592
VICI Properties LP/VICI Note Co., Inc.
3.88% 02/15/29
1
245,000 215,224
4.63% 06/15/25
1
4,640,000 4,491,817
5.75% 02/01/27
1
2,590,000 2,544,457
20,274,913
Electric — 2.58%
Alliant Energy Finance LLC
1.40% 03/15/26
1
6,540,000 5,792,387
American Electric Power Co., Inc.
2.03% 03/15/24 4,880,000 4,748,056
Black Hills Corp.
5.95% 03/15/28 4,540,000 4,606,840
Duke Energy Corp.
4.30% 03/15/28 3,295,000 3,171,525
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Eversource Energy
2.90% 03/01/27 $ 5,425,000 $ 5,010,100
ITC Holdings Corp.
4.95% 09/22/27
1
4,960,000 4,901,503
Jersey Central Power & Light Co.
4.30% 01/15/26
1
1,868,000 1,807,813
4.70% 04/01/24
1
8,348,000 8,261,940
Metropolitan Edison Co.
4.00% 04/15/25
1
1,467,000 1,404,600
Pennsylvania Electric Co.
4.15% 04/15/25
1
500,000 483,582
40,188,346
Energy — 0.51%
Energy Transfer LP
4.95% 05/15/28 1,150,000 1,115,839
5.95% 12/01/25 2,520,000 2,525,023
Petroleos Mexicanos
(Mexico)
6.70% 02/16/32
3
3,274,000 2,497,080
Southern Co. Gas Capital Corp.
3.88% 11/15/25 1,950,000 1,871,539
8,009,481
Finance — 3.45%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
500,000 447,215
Air Lease Corp.
3.38% 07/01/25 1,250,000 1,185,447
3.63% 04/01/27 4,835,000 4,470,745
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
5,905,000 4,984,890
2.75% 02/21/28
1,3
1,350,000 1,138,749
3.25% 02/15/27
1,3
2,350,000 2,102,119
Capital One Financial Corp.
2.64% 03/03/26
6
2,685,000 2,508,612
Citigroup, Inc.
0.78% 10/30/24
6
11,523,000 11,319,603
3.52% 10/27/28
6
6,987,000 6,494,848
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75% 09/15/24 1,500,000 1,434,409
JPMorgan Chase & Co.
0.56% 02/16/25
6
1,000,000 965,138
0.82% 06/01/25
6
2,535,000 2,408,689
1.04% 02/04/27
6
5,865,000 5,228,479
Morgan Stanley
0.99% 12/10/26
6
5,000,000 4,465,513
1.59% 05/04/27
6
3,855,000 3,452,189
UBS Group AG
(Switzerland)
1.36% 01/30/27
1,3,6
730,000 640,059
4.70% 08/05/27
1,3,6
685,000 655,985
53,902,689

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 8
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Food — 0.44%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.00% 02/02/29
1,3
$ 5,590,000 $ 4,759,236
5.13% 02/01/28
1,3
2,205,000 2,121,359
6,880,595
Health Care — 1.80%
Amgen, Inc.
5.15% 03/02/28 8,405,000 8,401,420
Bayer U.S. Finance II LLC
2.85% 04/15/25
1
4,665,000 4,396,362
HCA, Inc.
3.13% 03/15/27
1
2,510,000 2,306,536
5.38% 09/01/26 2,520,000 2,502,798
5.88% 02/15/26 3,980,000 3,983,181
HCA, Inc.
(MTN)
7.58% 09/15/25 1,100,000 1,129,272
Illumina, Inc.
5.75% 12/13/27 2,275,000 2,291,110
Premier Health Partners,
Series G
2.91% 11/15/26 3,500,000 3,118,987
28,129,666
Health Care REITs — 0.51%
Healthcare Reality Holdings LP
3.50% 08/01/26 1,451,000 1,335,747
Healthcare Realty Holdings LP
3.63% 01/15/28 3,255,000 2,884,478
Physicians Realty LP
4.30% 03/15/27 3,995,000 3,768,840
7,989,065
Industrials — 1.30%
Amcor Flexibles North America, Inc.
4.00% 05/17/25 6,125,000 5,929,440
Artera Services LLC
9.03% 12/04/25
1
2,500,000 2,191,171
Berry Global, Inc.
1.65% 01/15/27 2,000,000 1,726,694
4.88% 07/15/26
1
1,365,000 1,313,335
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
5.71% 05/05/26
2
7,235,000 7,215,650
(LIBOR USD 3-Month plus 0.48%)
5.80% 08/15/36
2
2,182,000 1,921,419
20,297,709
Information Technology — 0.63%
Netflix, Inc.
3.63% 06/15/25
1
3,207,000 3,092,371
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Information Technology (continued)
Oracle Corp.
2.80% 04/01/27 $ 7,385,000 $ 6,796,646
9,889,017
Insurance — 2.13%
Aon Corp.
4.50% 12/15/28 2,442,000 2,350,945
Athene Global Funding
2.51% 03/08/24
1
2,935,000 2,848,235
(SOFR Index plus 0.70%)
5.79% 05/24/24
1,2
5,005,000 4,956,087
Farmers Insurance Exchange
8.63% 05/01/24
1
5,000,000 5,036,961
MMI Capital Trust I,
Series B
7.63% 12/15/27 2,000,000 2,096,589
Nationwide Mutual Insurance Co.
7.84% 12/15/24
1,6
5,550,000 5,545,630
Teachers Insurance & Annuity Association of America
4.38% 09/15/54
1,6
2,800,000 2,703,191
Trinity Acquisition PLC
(United Kingdom)
4.63% 08/15/23
3
3,410,000 3,400,590
Willis North America, Inc.
4.65% 06/15/27 4,345,000 4,225,546
33,163,774
Materials — 0.31%
International Flavors & Fragrances, Inc.
1.83% 10/15/27
1
4,960,000 4,185,851
2.30% 11/01/30
1
745,000 590,964
4,776,815
Office REITs — 0.16%
Hudson Pacific Properties LP
3.95% 11/01/27 285,000 207,507
4.65% 04/01/29 1,845,000 1,303,695
5.95% 02/15/28 1,245,000 1,003,393
2,514,595
Real Estate Investment Trust (REIT) — 0.54%
American Tower Corp.
5.25% 07/15/28 4,445,000 4,407,803
Annington Funding PLC
(EMTN)
(United Kingdom)
2.65% 07/12/25
3
3,400,000 3,924,991
8,332,794
Retail REITs — 0.12%
Federal Realty OP LP
7.48% 08/15/26 1,850,000 1,906,451
Services — 0.52%
Global Payments, Inc.
2.15% 01/15/27 9,201,000 8,170,202

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
9 / June 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Specialized REITs — 0.40%
Life Storage LP
3.88% 12/15/27 $ 6,745,000 $ 6,270,757
Transportation — 0.07%
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 1,288,371 1,144,422
Total Corporates
(Cost $473,734,251) 458,959,269
MORTGAGE-BACKED — 54.67%**
Non-Agency Commercial Mortgage-Backed — 10.57%
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2021-FL3, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.07%)
6.26% 08/15/34
1,2,3
5,000,000 4,893,317
Ashford Hospitality Trust,
Series 2018-KEYS, Class A
(LIBOR USD 1-Month plus 1.00%)
6.32% 06/15/35
1,2
2,234,007 2,185,429
BANK,
Series 2018-BN14, Class A2
4.13% 09/15/60 4,123,278 3,978,002
Benchmark Mortgage Trust,
Series 2020-B17, Class A2
2.21% 03/15/53 7,590,000 6,825,631
BX Commercial Mortgage Trust,
Series 2020-VKNG, Class A
(CME Term SOFR 1-Month plus 1.04%)
6.19% 10/15/37
1,2
4,719,596 4,664,277
BX Commercial Mortgage Trust,
Series 2021-CIP, Class A
(LIBOR USD 1-Month plus 0.92%)
6.11% 12/15/38
1,2
4,245,000 4,144,020
BX Commercial Mortgage Trust,
Series 2021-VINO, Class A
(LIBOR USD 1-Month plus 0.65%)
5.85% 05/15/38
1,2
5,354,000 5,209,490
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class ASB
3.09% 05/10/58 1,326,104 1,270,890
Cold Storage Trust,
Series 2020-ICE5, Class A
(LIBOR USD 1-Month plus 0.90%)
6.09% 11/15/37
1,2
8,456,667 8,320,753
Commercial Mortgage Trust,
Series 2014-CR15, Class ASB
3.60% 02/10/47 984,206 979,272
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.33% 11/10/47 5,765,052 5,564,314
Commercial Mortgage Trust,
Series 2015-PC1, Class A4
3.62% 07/10/50 3,521,185 3,381,173
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Commercial Mortgage Trust,
Series 2016-DC2, Class ASB
3.55% 02/10/49 $ 127,579 $ 123,781
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4, Class A
(LIBOR USD 1-Month plus 0.98%)
6.17% 05/15/36
1,2
11,067,266 11,015,614
DBGS Mortgage Trust,
Series 2018-BIOD, Class A
(LIBOR USD 1-Month plus 1.05%)
6.25% 05/15/35
1,2
9,082,801 9,003,265
Great Wolf Trust,
Series 2019-WOLF, Class A
(CME Term SOFR 1-Month plus 1.15%)
6.30% 12/15/36
1,2
9,584,000 9,475,892
GS Mortgage Securities Corp. Trust,
Series 2019-70P, Class A
(LIBOR USD 1-Month plus 1.00%)
6.19% 10/15/36
1,2
10,000,000 9,583,459
GS Mortgage Securities Corp. Trust,
Series 2022-SHIP, Class A
(CME Term SOFR 1-Month plus 0.73%)
5.88% 08/15/36
1,2
3,448,000 3,429,556
GS Mortgage Securities Trust,
Series 2011-GC5, Class AS
5.21% 08/10/44
1,6
2,798,338 2,630,424
GS Mortgage Securities Trust,
Series 2018-GS9, Class A2
3.84% 03/10/51 300,150 294,339
Houston Galleria Mall Trust,
Series 2015-HGLR, Class A1A1
3.09% 03/05/37
1
3,750,000 3,501,321
Independence Plaza Trust,
Series 2018-INDP, Class A
3.76% 07/10/35
1
3,294,364 3,078,962
Independence Plaza Trust,
Series 2018-INDP, Class B
3.91% 07/10/35
1
10,000,000 9,256,105
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XA (IO)
1.09% 04/15/46
6
2,449,356 11,863
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A4A2
3.54% 07/15/47
1
860,526 842,217
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-MHC, Class A
(CME Term SOFR 1-Month plus 0.91%)
6.06% 04/15/38
1,2
4,932,362 4,857,037
KKR Industrial Portfolio Trust,
Series 2021-KDIP, Class A
(CME Term SOFR 1-Month plus 0.66%)
5.81% 12/15/37
1,2
2,556,338 2,513,405
MF1 Ltd.,
Series 2020-FL4, Class A
(CME Term SOFR 1-Month plus 1.81%)
6.96% 11/15/35
1,2
6,053,794 6,018,956

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 10
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C12, Class XA (IO)
0.79% 10/15/46
6
$ 23,275,221 $ 909
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class XA (IO)
0.98% 03/15/48
6
31,900,123 309,975
One Lincoln Street Commercial Mortgage,
Series 2004-C3, Class A1
5.72% 10/15/30
1,6
4,634,368 4,629,496
One New York Plaza Trust,
Series 2020-1NYP, Class A
(LIBOR USD 1-Month plus 0.95%)
6.14% 01/15/36
1,2
3,240,000 3,064,347
SMRT,
Series 2022-MINI, Class A
(CME Term SOFR 1-Month plus 1.00%)
6.15% 01/15/39
1,2
2,885,000 2,805,708
SREIT Trust,
Series 2021-MFP2, Class A
(LIBOR USD 1-Month plus 0.82%)
6.01% 11/15/36
1,2
3,640,000 3,550,854
UBS Commercial Mortgage Trust,
Series 2018-C11, Class A2
3.99% 06/15/51 121,381 121,051
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A2
4.15% 08/15/51 8,750,767 8,728,428
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.55% 08/15/50 6,547,457 6,418,075
Wells Fargo Commercial Mortgage Trust,
Series 2017-SMP, Class A
(LIBOR USD 1-Month plus 0.88%)
6.07% 12/15/34
1,2
6,300,000 5,765,715
Westfield Galleria at Roseville
3.25% 03/29/25
4,5
2,700,000 2,640,060
165,087,382
Non-Agency Mortgage-Backed — 17.18%
Accredited Mortgage Loan Trust,
Series 2007-1, Class A4
(LIBOR USD 1-Month plus 0.22%)
5.37% 02/25/37
2
841,872 831,631
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2D
(LIBOR USD 1-Month plus 0.48%)
5.63% 04/25/36
2
6,470,354 5,457,540
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R1, Class M3
(LIBOR USD 1-Month plus 0.80%)
5.95% 03/25/35
2
75,098 75,083
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R9, Class M1
(LIBOR USD 1-Month plus 0.71%)
5.86% 11/25/35
2
$ 7,445,806 $ 7,248,221
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W2, Class M1
(LIBOR USD 1-Month plus 0.74%)
5.89% 10/25/35
2
4,803,622 4,677,924
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE3, Class A5
(LIBOR USD 1-Month plus 0.54%)
2.90% 03/25/36
2
2,220,251 2,124,423
Banc of America Alternative Loan Trust,
Series 2003-8, Class 1CB1
5.50% 10/25/33 3,065,687 2,910,322
Bear Stearns ALT-A Trust,
Series 2004-10, Class M1
(LIBOR USD 1-Month plus 0.90%)
6.05% 09/25/34
2
1,295,070 1,295,844
Bear Stearns ARM Trust,
Series 2004-3, Class 4A
5.14% 07/25/34
6
198,798 184,883
BNC Mortgage Loan Trust,
Series 2007-1, Class A4
(LIBOR USD 1-Month plus 0.16%)
5.31% 03/25/37
2
4,219,522 3,893,778
Chase Funding Trust,
Series 2002-2, Class 2A1
(LIBOR USD 1-Month plus 0.50%)
5.65% 05/25/32
2
1,266,413 1,243,772
Chase Mortgage Finance Trust,
Series 2007-A1, Class 8A1
4.12% 02/25/37
6
2,526,911 2,442,872
Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A3
4.14% 06/25/35
6
443,046 430,309
Chevy Chase Mortgage Funding LLC, Mortgage-Backed
Certificates,
Series 2005-2A, Class A1
(LIBOR USD 1-Month plus 0.18%)
5.33% 05/25/36
1,2
365,576 326,342
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
1,6
7,054,805 6,062,342
CIM Trust,
Series 2022-I1, Class A1
4.35% 02/25/67
1,6
5,512,155 5,312,676
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A
(LIBOR USD 1-Month plus 1.35%)
6.50% 10/25/37
1,2
2,025,399 2,021,809

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
11 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust,
Series 2006-AMC1, Class A1
(LIBOR USD 1-Month plus 0.29%)
5.44% 09/25/36
1,2
$ 6,333,200 $ 6,035,049
Countrywide Asset-Backed Certificates Trust,
Series 2006-14, Class 2A3
(LIBOR USD 1-Month plus 0.48%)
5.63% 02/25/37
2
2,471,710 2,308,348
Countrywide Asset-Backed Certificates Trust,
Series 2006-4, Class M1
(LIBOR USD 1-Month plus 0.53%)
5.68% 07/25/36
2
3,604,758 3,517,567
Countrywide Asset-Backed Certificates Trust,
Series 2007-7, Class 1A
(LIBOR USD 1-Month plus 0.20%)
5.35% 10/25/47
2
7,502,678 7,104,462
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
3.91% 08/25/34
6
7,031 6,337
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-AR1, Class 5A1
4.40% 02/25/34
6
101,308 98,764
Credit Suisse Mortgage Capital Trust
Series 2022-RPL3, Class A1
3.71% 03/25/61
1,6
7,912,242 7,610,354
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB4, Class A1A
(LIBOR USD 1-Month plus 0.09%)
2.67% 04/25/37
2
756,150 735,010
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(LIBOR USD 1-Month plus 0.06%)
3.00% 04/25/37
2
1,957,978 1,194,599
DSLA Mortgage Loan Trust,
Series 2005-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.42%)
5.58% 03/19/45
2
247,474 234,647
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1
(SOFR30A plus 2.10%)
7.17% 03/25/42
1,2
4,762,682 4,776,492
Fannie Mae Connecticut Avenue Securities,
Series 2023-R01, Class 1M1
(SOFR30A plus 2.40%)
7.47% 12/25/42
1,2
3,087,043 3,107,338
First Franklin Mortgage Loan Trust,
Series 2004-FF5, Class A3C
(LIBOR USD 1-Month plus 1.00%)
6.15% 08/25/34
2
347,580 325,063
First Franklin Mortgage Loan Trust,
Series 2005-FF8, Class M2
(LIBOR USD 1-Month plus 0.78%)
5.93% 09/25/35
2
1,845,622 1,832,207
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Trust,
Series 2006-FF11, Class 1A1
(LIBOR USD 1-Month plus 0.26%)
5.41% 08/25/36
2
$ 1,630,206 $ 1,623,426
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
5.18% 09/25/34
6
1,320 1,204
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA6, Class M1A
(SOFR30A plus 2.15%)
7.22% 09/25/42
1,2
1,834,446 1,850,149
Fremont Home Loan Trust,
Series 2005-E, Class 2A4
(LIBOR USD 1-Month plus 0.66%)
5.81% 01/25/36
2
12,610,050 11,709,789
GMACM Home Equity Loan Trust,
Series 2000-HE2, Class A1
(LIBOR USD 1-Month plus 0.44%)
3.93% 06/25/30
2
55,720 51,466
GSAMP Trust,
Series 2005-HE4, Class M3
(LIBOR USD 1-Month plus 0.78%)
5.93% 07/25/45
2
1,584,642 1,524,856
GSAMP Trust,
Series 2006-HE2, Class M1
(LIBOR USD 1-Month plus 0.48%)
5.63% 03/25/46
2
3,763,946 3,634,714
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 2A1
4.48% 11/25/35
6
83,003 75,057
Impac CMB Trust,
Series 2005-5, Class A1
(LIBOR USD 1-Month plus 0.32%)
5.79% 08/25/35
2
939,450 850,299
IndyMac Index Mortgage Loan Trust,
Series 2004-AR12, Class A1
(LIBOR USD 1-Month plus 0.78%)
5.93% 12/25/34
2
152,286 120,659
IndyMac Index Mortgage Loan Trust,
Series 2004-AR8, Class 2A2A
(LIBOR USD 1-Month plus 0.80%)
5.95% 11/25/34
2
445,232 399,253
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 175,239 174,670
JPMorgan Mortgage Acquisition Trust,
Series 2005-FRE1, Class M1
(LIBOR USD 1-Month plus 0.62%)
2.81% 10/25/35
2
3,801,667 3,686,341
JPMorgan Mortgage Acquisition Trust,
Series 2006-NC1, Class M1
(LIBOR USD 1-Month plus 0.48%)
5.63% 04/25/36

4,788,552 4,500,121

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 12
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH4, Class M1
(LIBOR USD 1-Month plus 0.23%)
5.38% 05/25/37
2
$ 14,750,000 $ 14,154,613
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH5, Class A1
(LIBOR USD 1-Month plus 0.16%)
5.31% 06/25/37
2
10,489,289 10,358,350
JPMorgan Mortgage Trust,
Series 2007-A1, Class 1A1
4.37% 07/25/35
6
187,566 185,203
JPMorgan Mortgage Trust,
Series 2007-A1, Class 5A2
4.05% 07/25/35
6
73,628 71,974
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B, Class AIOC (IO)
0.55% 04/15/40
4,5,6
49,575,614 611,533
LHOME Mortgage Trust,
Series 2021-RTL1, Class A1
2.09% 02/25/26
1,6
2,107,843 2,080,035
Long Beach Mortgage Loan Trust,
Series 2005-WL3, Class M1
(LIBOR USD 1-Month plus 0.65%)
5.80% 11/25/35
2
882,490 875,939
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
3.81% 01/25/34
6
1,981 1,897
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
4.56% 11/21/34
6
309,337 293,391
MASTR Adjustable Rate Mortgages Trust,
Series 2004-3, Class 3A3
4.12% 04/25/34
6
48,434 45,347
MASTR Alternative Loan Trust,
Series 2003-1, Class 1A1
6.25% 12/25/32 829,679 816,584
MASTR Alternative Loan Trust,
Series 2003-5, Class 4A1
5.50% 07/25/33 1,502,088 1,403,029
MASTR Alternative Loan Trust,
Series 2003-9, Class 4A1
5.25% 11/25/33 1,702,917 1,627,111
MASTR Alternative Loan Trust,
Series 2004-7, Class 1A1
5.50% 07/25/34 1,514,988 1,416,069
MASTR Asset-Backed Securities Trust,
Series 2006-HE1, Class M1
(LIBOR USD 1-Month plus 0.56%)
5.71% 01/25/36
2
5,374,394 5,175,720
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
4.22% 10/25/32
6
84,225 81,615
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.36%)
5.51% 06/25/37
2
7,276,310 6,669,820
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch Mortgage Investors Trust,
Series 2004-A4, Class A1
4.18% 08/25/34
6
$ 479,261 $ 433,981
Merrill Lynch Mortgage Investors Trust,
Series 2006-F1, Class 1A2
6.00% 04/25/36 784,898 406,222
Mid-State Capital Corp. Trust,
Series 2006-1, Class A
5.79% 10/15/40
1
2,550,723 2,469,334
Mid-State Trust,
Series 10W, Class A2
5.82% 02/15/36 261,419 251,652
Morgan Stanley ABS Capital I Trust,
Series 2004-NC7, Class M2
(LIBOR USD 1-Month plus 0.93%)
6.08% 07/25/34
2
721,358 692,609
MortgageIT Trust,
Series 2005-3, Class A1
(LIBOR USD 1-Month plus 0.60%)
5.75% 08/25/35
2
91,523 87,078
MortgageIT Trust,
Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.56%)
5.71% 10/25/35
2
2,303,179 2,263,175
Nationstar Home Equity Loan Trust,
Series 2007-B, Class 1AV1
(LIBOR USD 1-Month plus 0.22%)
5.37% 04/25/37
2
2,574,149 2,556,184
New Century Home Equity Loan Trust,
Series 2005-3, Class M4
(LIBOR USD 1-Month plus 0.64%)
6.11% 07/25/35
2
347,100 346,450
New Century Home Equity Loan Trust,
Series 2005-D, Class M1
(LIBOR USD 1-Month plus 0.68%)
5.83% 02/25/36
2
4,809,301 4,623,298
NLT Trust,
Series 2021-INV2, Class A1
1.16% 08/25/56
1,6
6,199,993 5,087,286
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-
Through Certificates,
Series 2005-5, Class 1APT
(LIBOR USD 1-Month plus 0.56%)
5.71% 12/25/35
2
2,923,868 2,718,220
Park Place Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-WCW3, Class M2
(LIBOR USD 1-Month plus 0.74%)
5.89% 08/25/35
2
2,166,745 2,091,730
PHH Alternative Mortgage Trust,
Series 2007-3, Class A3
(LIBOR USD 1-Month plus 0.60%)
5.75% 07/25/37
2
4,620,497 4,336,999
PRPM LLC,
Series 2020-4, Class A1 (STEP-reset date 07/25/23)
2.95% 10/25/25
1
6,066,974 5,989,838

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
13 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
PRPM LLC,
Series 2021-3, Class A1 (STEP-reset date 07/25/23)
1.87% 04/25/26
1
$ 9,590,065 $ 8,904,208
PRPM LLC,
Series 2022-3, Class A1 (STEP-reset date 07/25/23)
5.56% 06/25/27
1
10,282,673 10,041,686
PRPM, LLC,
Series 2021-1, Class A1
2.12% 01/25/26
1,6
4,480,699 4,196,262
PRPM, LLC,
Series 2021-10, Class A1 (STEP-reset date 07/25/23)
2.49% 10/25/26
1
9,922,524 9,286,936
PRPM, LLC,
Series 2021-7, Class A1 (STEP-reset date 07/25/23)
1.87% 08/25/26
1
10,687,041 9,798,818
Residential Accredit Loans Trust,
Series 2005-QA3, Class NB1
3.61% 03/25/35
6
893,447 466,874
Residential Asset Mortgage Products Trust,
Series 2005-EFC1, Class M5
(LIBOR USD 1-Month plus 0.65%)
6.13% 05/25/35
2
2,155,910 2,123,513
Residential Asset Mortgage Products Trust,
Series 2006-NC2, Class A3
(LIBOR USD 1-Month plus 0.58%)
5.73% 02/25/36
2
196,426 195,598
Residential Asset Securities Corp.,
Series 2005-KS11, Class M2
(LIBOR USD 1-Month plus 0.63%)
5.78% 12/25/35
2
1,720,700 1,702,613
Saxon Asset Securities Trust,
Series 2006-2, Class M1
(LIBOR USD 1-Month plus 0.44%)
5.59% 09/25/36
2
11,000,000 10,328,430
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF2 (STEP-reset date 08/25/23)
2.86% 01/25/36 1,420,799 1,136,903
Soundview Home Loan Trust,
Series 2006-OPT4, Class 2A4
(LIBOR USD 1-Month plus 0.46%)
5.61% 06/25/36
2
3,698,904 3,534,424
Specialty Underwriting & Residential Finance Trust,
Series 2005-BC2, Class M3
(LIBOR USD 1-Month plus 0.98%)
6.13% 12/25/35
2
1,172,754 1,163,973
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC6, Class A4
(LIBOR USD 1-Month plus 0.17%)
5.32% 01/25/37
2
1,088,070 1,065,952
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-26A, Class 3A5
5.30% 09/25/33
6
202,870 196,853
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Terwin Mortgage Trust,
Series 2004-7HE, Class A1
(LIBOR USD 1-Month plus 1.10%)
6.25% 07/25/34
1,2
$ 65,322 $ 58,964
VOLT XCIV LLC,
Series 2021-NPL3, Class A1 (STEP-reset date 07/25/23)
2.24% 02/27/51
1
6,868,573 6,344,417
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR14, Class A1
4.20% 01/25/35
6
276,470 253,299
WaMu Mortgage Pass-Through Certificates,
Series 2004-CB2, Class 2A
5.50% 07/25/34 702,249 657,463
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A1
(LIBOR USD 1-Month plus 0.58%)
5.73% 10/25/45
2
855,276 808,019
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.66%)
5.81% 01/25/45
2
114,929 113,029
268,228,532
U.S. Agency Commercial Mortgage-Backed — 1.32%
Fannie Mae-Aces,
Series 2021-M1, Class A1
0.87% 11/25/30 1,978,792 1,757,787
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ29, Class A1
0.74% 01/25/26 2,392,466 2,299,259
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ31, Class A1
0.57% 05/25/26 1,450,026 1,390,620
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ34, Class A1
0.68% 06/25/26 2,993,918 2,755,736
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ37, Class A1
1.68% 12/25/27 11,084,448 9,994,759
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q004, Class AFL
(Federal Reserve US 12-Month Cumulative Average plus
0.74%)
4.95% 05/25/44
2
1,117,231 1,110,565
Ginnie Mae,
Series 2008-92, Class E
5.56% 03/16/44

1,289,422 1,264,848
20,573,574

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 14
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed — 25.60%
Fannie Mae Pool 735861
6.50% 09/01/33 $ 4,783 $ 4,833
Fannie Mae Pool 770900
(LIBOR USD 12-Month plus 1.56%)
4.94% 04/01/34
2
80,113 78,715
Fannie Mae Pool AD0538
6.00% 05/01/24 10,596 10,562
Fannie Mae Pool AE0083
6.00% 01/01/40 452,239 469,134
Fannie Mae Pool AL0851
6.00% 10/01/40 528,539 556,407
Fannie Mae REMICS,
Series 1997-76, Class FS
(LIBOR USD 1-Month plus 0.45%)
5.60% 09/17/27
2
3,873 3,816
Fannie Mae REMICS,
Series 2001-60, Class OF
(LIBOR USD 1-Month plus 0.95%)
6.10% 10/25/31
2
293,774 297,587
Fannie Mae REMICS,
Series 2007-64, Class FA
(LIBOR USD 1-Month plus 0.47%)
5.62% 07/25/37
2
146,879 145,372
Fannie Mae REMICS,
Series 2009-85, Class LF
(LIBOR USD 1-Month plus 1.20%)
6.35% 10/25/49
2
1,460,689 1,483,822
Fannie Mae REMICS,
Series 2009-96, Class FA
(LIBOR USD 1-Month plus 0.90%)
6.05% 11/25/49
2
991,461 990,072
Fannie Mae REMICS,
Series 2010-109, Class PF
(LIBOR USD 1-Month plus 0.40%)
5.55% 10/25/40
2
517,724 511,344
Fannie Mae REMICS,
Series 2010-26, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.23%, 6.23% Cap)
1.08% 11/25/36
2
3,437,728 319,938
Fannie Mae REMICS,
Series 2010-43, Class DP
5.00% 05/25/40 400,621 398,020
Fannie Mae REMICS,
Series 2010-6, Class BF
(LIBOR USD 1-Month plus 0.76%)
5.91% 02/25/40
2
844,754 843,288
Fannie Mae REMICS,
Series 2010-95, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
1.45% 09/25/40
2
2,660,608 274,330
Fannie Mae REMICS,
Series 2019-79, Class FA
(LIBOR USD 1-Month plus 0.50%)
5.65% 01/25/50
2
2,972,376 2,896,601
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2020-10, Class FA
(LIBOR USD 1-Month plus 0.50%)
5.65% 03/25/50
2
$ 5,434,431 $ 5,298,969
Freddie Mac Gold Pool A45796
7.00% 01/01/33 1,038 1,036
Freddie Mac Gold Pool C46104
6.50% 09/01/29 2,591 2,652
Freddie Mac Gold Pool G13475
6.00% 01/01/24 146 145
Freddie Mac Pool SD8189
2.50% 01/01/52 12,532,588 10,641,072
Freddie Mac Pool SD8199
2.00% 03/01/52 13,056,414 10,641,587
Freddie Mac REMICS,
Series 2174, Class PN
6.00% 07/15/29 167,648 167,310
Freddie Mac REMICS,
Series 2454, Class FQ
(LIBOR USD 1-Month plus 1.00%)
6.19% 06/15/31
2
2,631 2,663
Freddie Mac REMICS,
Series 2733, Class FB
(LIBOR USD 1-Month plus 0.60%)
5.79% 10/15/33
2
1,185,187 1,193,452
Freddie Mac REMICS,
Series 3071, Class TF
(LIBOR USD 1-Month plus 0.30%)
5.49% 04/15/35
2
515,739 514,045
Freddie Mac REMICS,
Series 3294, Class CB
5.50% 03/15/37 151,174 153,676
Freddie Mac REMICS,
Series 3300, Class FA
(LIBOR USD 1-Month plus 0.30%)
5.49% 08/15/35
2
322,561 317,604
Freddie Mac REMICS,
Series 3325, Class NF
(LIBOR USD 1-Month plus 0.30%)
5.49% 08/15/35
2
831,836 819,053
Freddie Mac REMICS,
Series 3524, Class FC
(LIBOR USD 1-Month plus 0.94%)
6.13% 06/15/38
2
209,514 210,326
Freddie Mac REMICS,
Series 3531, Class FM
(LIBOR USD 1-Month plus 0.90%)
6.09% 05/15/39
2
134,147 134,539
Freddie Mac REMICS,
Series 3792, Class DF
(LIBOR USD 1-Month plus 0.40%)
5.59% 11/15/40
2
17,509 17,497
Freddie Mac REMICS,
Series 4060, Class FJ
(LIBOR USD 1-Month plus 0.35%)
5.54% 02/15/41
2
185,302 185,302

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
15 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 4959, Class JF
(LIBOR USD 1-Month plus 0.45%)
5.60% 03/25/50
2
$ 4,893,695 $ 4,749,806
Freddie Mac Strips,
Series 240, Class F30
(LIBOR USD 1-Month plus 0.30%)
5.49% 07/15/36
2
990,357 977,010
Freddie Mac Strips,
Series 263, Class F5
(LIBOR USD 1-Month plus 0.50%)
5.69% 06/15/42
2
1,086,580 1,064,257
Freddie Mac Strips,
Series 319, Class F2
(LIBOR USD 1-Month plus 0.50%)
5.69% 11/15/43
2
4,878,911 4,762,108
Ginnie Mae (TBA)
2.50% 07/15/53 33,825,000 29,280,671
4.50% 07/20/53 10,400,000 10,037,114
5.00% 07/20/53 4,600,000 4,520,578
Ginnie Mae II Pool 2020
8.50% 06/20/25 97 97
Ginnie Mae II Pool 2286
8.50% 09/20/26 34 34
Ginnie Mae II Pool 2487
8.50% 09/20/27 1,372 1,372
Ginnie Mae II Pool 80059
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.88% 04/20/27
2
5,295 5,165
Ginnie Mae II Pool 80589
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.63% 03/20/32
2
8,280 7,823
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.88% 06/20/32
2
4,446 4,321
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.63% 07/20/34
2
129,626 126,037
Ginnie Mae II Pool 81201
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.00%)
4.13% 01/20/35
2
3,583 3,420
Ginnie Mae II Pool 8599
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
4.00% 02/20/25
2
2,565 2,504
Ginnie Mae,
Series 2009-106, Class XI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
1.65% 05/20/37
2
2,121,818 82,363
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae,
Series 2013-53, Class AD
1.50% 12/20/26 $ 376,932 $ 359,879
UMBS (TBA)
2.00% 07/01/53 18,200,000 14,846,508
2.00% 08/01/53 17,250,000 14,081,660
2.50% 07/01/53 19,475,000 16,506,772
2.50% 08/01/53 10,375,000 8,806,592
3.00% 07/01/53 46,875,000 41,257,317
3.00% 08/01/53 10,475,000 9,229,866
3.50% 08/01/53 3,975,000 3,626,411
4.00% 07/01/53 33,300,000 31,247,347
4.50% 07/01/53 23,475,000 22,568,182
4.50% 08/01/53 32,775,000 31,530,574
5.00% 07/01/53 72,350,000 70,897,348
5.50% 07/01/53 39,875,000 39,695,842
399,863,747
Total Mortgage-Backed
(Cost $881,128,910) 853,753,235
MUNICIPAL BONDS — 1.66%*
California — 0.26%
Campbell Union School District General Obligation, School
Improvements, Series B
5.41% 08/01/27 3,995,000 4,052,740
Colorado — 0.06%
City & County of Denver Airport System Revenue Bonds,
Series C
0.88% 11/15/23 895,000 880,294
Florida — 0.08%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.14% 10/01/28 445,000 384,992
2.29% 10/01/29 985,000 835,458
1,220,450
Maryland — 0.10%
City of Baltimore General Obligation, School Improvements,
Series C
5.00% 10/15/25 1,525,000 1,516,190
Massachusetts — 0.32%
Commonwealth of Massachusetts Revenue Bonds, Series B
4.11% 07/15/31 5,235,000 5,089,947
New York — 0.84%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
3.19% 08/01/25 1,110,000 1,065,414
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
B2
2.31% 11/01/26 4,060,000 3,736,822

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 16
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
New York (continued)
New York State Dormitory Authority Revenue Bonds,
University & College Improvements, Series D
5.00% 03/15/24 $ 4,040,000 $ 4,022,384
New York State Dormitory Authority Revenue Bonds,
University & College Improvements, Series F
5.19% 03/15/24 4,360,000 4,346,599
13,171,219
Total Municipal Bonds
(Cost $27,436,600) 25,930,840
U.S. TREASURY SECURITIES — 9.77%
U.S. Treasury Bonds — 0.77%
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
(WI)
1.25% 04/15/28
8
12,385,418 11,982,892
U.S. Treasury Notes — 9.00%
U.S. Treasury Notes
4.00% 06/30/28 23,140,000 23,014,357
4.63% 06/30/25 112,548,000 112,038,017
U.S. Treasury Notes (WI)
3.63% 05/31/28 5,716,000 5,590,234
140,642,608
Total U.S. Treasury Securities
(Cost $153,336,481) 152,625,500
Total Bonds — 111.27%
(Cost $1,786,363,464)
1,737,761,189
Issues Shares Value
COMMON STOCK — 0.00%
Electric — 0.00%
Homer City Holdings LLC
†,4,5
106,501 —
Total Common Stock
(Cost $6,078,660)
Purchased Swaptions - 0.00%
(Cost $939,000) 687
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 13.59%
Money Market Funds — 5.21%
Dreyfus Government Cash Management Fund
5.00%
9
2,520,000 2,520,000
Fidelity Investments Money Market Funds - Government
Portfolio
4.99%
9,10
346,234 346,234
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.02%
9
78,437,000 78,437,000
81,303,234
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
U.S. Agency Discount Notes — 2.45%
Federal Home Loan Bank
0.00%
11
05/22/24 $ 19,280,000 $ 19,226,353
0.00%
11
05/21/24 19,100,000 19,021,641
38,247,994
U.S. Treasury Bills — 5.93%
U.S. Cash Management Bills
4.90%
11
10/19/23 25,000,000 24,610,389
U.S. Treasury Bills
5.25%
11
10/26/23 20,000,000 19,668,141
U.S. Treasury Bills (WI)
5.12%
11
08/15/23 48,635,000 48,336,335
92,614,865
Total Short-Term Investments
(Cost $212,335,776) 212,166,093
Total Investments Before Written Swaptions - 124.86%
(Cost $2,005,716,900) 1,949,927,969
Written Swaptions - 0.00%
(Cost $(540,000)) (3)
Net unrealized appreciation on unfunded commitments
- 0.00% 1,182
Liabilities in Excess of Other Assets - (24.86)% (388,197,805)
Net Assets - 100.00% $ 1,561,731,343
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at June 30, 2023.
3
Foreign denominated security issued by foreign domiciled entity.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $8,452,700, which is 0.54% of total net assets.
6
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
7
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $58,658, at an interest rate of 8.70% and a maturity of February 15, 2029. The investment is accruing an unused commitment fee of
4.74% per annum.
8
Inflation protected security. Principal amount reflects original security face amount.
9
Represents the current yield as of June 30, 2023.
10
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $2,755.
11
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to
Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
17 / June 2023
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(GBP): British Pound
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(REIT): Real Estate Investment Trust
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
(WI): When Issued
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 11,685,843 EUR 10,638,000 Citibank N.A. 07/14/23 $ 71,318
USD 3,945,975 GBP 3,125,000 Citibank N.A. 07/14/23 (27,420)
NET UNREALIZED APPRECIATION $ 43,898
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 6,174 09/29/23 $ 1,255,444,313 $ (18,045,017) $ (18,045,017)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five-Year Note 3,544 09/29/23 (379,540,250) 7,717,662 7,717,662
U.S. Treasury Ten-Year Ultra Bond 728 09/20/23 (86,222,500) 873,564 873,564
U.S. Treasury Ultra Bond 185 09/20/23 (25,200,469) (260,400) (260,400)
(490,963,219) 8,330,826 8,330,826
TOTAL FUTURES CONTRACTS $ 764,481,094 $ (9,714,191) $ (9,714,191)
Reference Obligation/Index
Financing
Rate Paid by
the Fund
Payment
Frequency
Implied
Credit Spread
at 06/30/23
1
Counterparty
Expiration
Date
Notional
Amount
(000's)
2
Value
3
Premiums
Paid
Unrealized
Appreciation
SWAPS: CREDIT DEFAULT (SALES) - SINGLE ISSUES
OTC
4
Berry Global, Inc., 5.63%, due
07/15/27 5.00% 3 Months 175
Credit Suisse
First Boston
International 12/20/23 $ 3,425 $ 58,305 $ 49,046 $ 9,259
1
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swaps on corporate issues as of year-end serve as an indicator of the current status of the payment performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
2
The maximum potential amount for the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
3
The quoted market prices are resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of year-end. Increasing values
(buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
4
If the Fund is a seller of protection and credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection the amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 18
Fund
Received by the
Fund Paid by the Fund
Description Counterparty
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount Value
Premiums
Paid
Unrealized
(Depreciation)
PURCHASED SWAPTIONS
Option to enter into
a 30-year Interest
Rate Swap
Goldman Sachs
International 12/24/23
3-month
USD
LIBOR Quarterly 6.00% Quarterly $ 300,000 $ 687 $ 939,000 $ (938,313)
Received by
the  Fund Paid by the Fund
Description Counterparty
Purchase
Date
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
(Received)
Unrealized
Appreciation
WRITTEN CALL SWAPTIONS
Option to enter into
a 30-year Interest
Rate Swap
Goldman
Sachs
International 04/29/15 12/24/23 7.50% Quarterly
3-month
USD
LIBOR Quarterly $ 300 $ (3) $ (540,000) $ 539,997

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
19 / June 2023
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine
NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 20
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2023 is as follows:
LOW DURATION BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 81,303,234 $ — $ — $ 81,303,234
U.S. Agency Discount Notes — 38,247,994 — 38,247,994
U.S. Treasury Bills 92,614,865 — — 92,614,865
Long-Term Investments:
Asset-Backed Securities — 204,636,675 5,201,107 209,837,782
Bank Loans — 36,654,563 — 36,654,563
Common Stock — — — —
Corporates — 458,959,269 — 458,959,269
Mortgage-Backed Securities — 850,501,642 3,251,593 853,753,235
Municipal Bonds — 25,930,840 — 25,930,840
Purchased Swaptions — 687 — 687
U.S. Treasury Securities 140,642,608 11,982,892 — 152,625,500
Unfunded Commitments Appreciation — 1,182 — 1,182
Other Financial Instruments
*
Assets:
Credit contracts — 58,305 — 58,305
Foreign currency exchange contracts — 71,318 — 71,318
Interest rate contracts 8,591,226 — — 8,591,226
Liabilities:
Foreign currency exchange contracts — (27,420) — (27,420)
Interest rate contracts (18,305,417) (3) — (18,305,420)
Total $ 304,846,516 $ 1,627,017,944 $ 8,452,700 $ 1,940,317,160
*Other financial instruments include foreign currency exchange contracts, futures, swaps and written swaptions. Credit contracts include swaps. Interest rate contracts include futures and written swaptions.

Low Duration Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
21 / June 2023
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2023 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
COMMITMENTS AND CONTINGENCIES
The Low Duration Bond Fund had the following unfunded commitments and unrealized gain (loss) as of June 30, 2023:
LOW DURATION
BOND FUND
ASSET-BACKED
SECURITIES
CREDIT
DEFAULT
SWAPS
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2023 $ 5,422,797 $ 67,603 $ 3,359,676 $ 8,850,076
Accrued discounts/premiums — (48,325) (21,148) (69,473)
Realized gain (loss) — — — —
Change in unrealized (depreciation)* (122,942) (19,278) (86,935) (229,155)
Purchases — — — —
Sales (98,748) — — (98,748)
Transfers into Level 3** — — — —
Transfers out of Level 3** — — — —
Balance as of
June 30, 2023
$ 5,201,107 $ — $ 3,251,593 $ 8,452,700
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2023 was $(209,877) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2023.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2023, are as follows:
LOW DURATION BOND FUND
FAIR VALUE AT
6/30/23
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $5,201,107 Broker Quote Offered Quote $88.03 $88.03 Increase
Common Stock $— Broker Quote Offered Quote $— $— Increase
Mortgage-Backed
Securities-Non-Agency $611,533 Third-Party Vendor Vendor Prices $1.23 $1.23 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $2,640,060 Broker Quote Offered Quote $97.78 $97.78 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
LOW DURATION BOND FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED GAIN
AthenaHealth Group, Inc., Delayed-Draw Term Loan B, 1st Lien February 2029 $ 58,658 $ 1,182
Total Unfunded Commitments $ 58,658 $ 1,182